STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York 10038

April 29, 2014

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention:  Ms. Anu Dubey

Re:	A&Q Alternative Fixed-Income Strategies Fund LLC
(formerly, O'Connor Fund of Funds: Alternative Fixed-Income Strategies LLC)
File Nos. 333-194092 and 811-21117

Ladies and Gentlemen:

On behalf of A&Q Alternative Fixed-Income Strategies Fund LLC (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is Pre-Effective Amendment No. 1 (the "Amendment") to the Fund's Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the "Registration Statement") (also constituting Amendment No. 23 to the Fund's Registration Statements on Form N-2 under the Investment Company Act of 1940, as amended).

Accompanying this filing are requests for acceleration, on behalf of the Fund and UBS Financial Services Inc., the Fund's distributor, of the Amendment to Thursday, May 1, 2014, or as soon thereafter as practicable.

The Amendment is marked to show changes from the versions of the prospectus and statement of additional information ("SAI") included in the Fund's Registration Statement filed on February 21, 2014.  These changes consist of those made in response to comments of the staff (the "Staff") of the Commission relating to the Registration Statement, that were provided to me by Ms. Anu Dubey of the Staff by letter dated March 21, 2014, as well as various stylistic changes and disclosure clarifications.

Set forth below is a summary of the Staff's comments and the Fund's responses thereto.  For the convenience of the Staff, the comments have been repeated in the headings below, and the Fund's response follows each heading.  Capitalized terms used herein and not otherwise defined are used with the meanings assigned to them in the Amendment.

COVER PAGES OF ALL REGISTRATION STATEMENTS1

Comment 1.                      Please add two columns to the table regarding the calculation of the registration fee to show the "Amount Being Registered" and "Proposed Maximum Offering Price Per Unit."

Response 1.                     The Fund is treated as a partnership for federal income tax purposes and is not unitized.  An "Interest" in the Fund simply represents an investor's capital account in the Fund which has a balance equal to the investor's initial contribution to the capital of the Fund, as adjusted for subsequent additional contributions and for distributions and withdrawals.  We believe that the table accurately sets forth the requisite information regarding the offering for a fund with this organizational structure.
____________________

1
By letter dated March 21, 2014, the Staff provided comments relating to the three registration statements filed on February 21, 2014 by the Fund, A&Q Event Fund LLC (formerly, O'Connor Fund of Funds: Event LLC) and A&Q Long/Short Strategies Fund LLC (formerly, O'Connor Fund of Funds: Long/Short Strategies LLC).

ALL PROSPECTUSES

Comment 2.                      Please disclose, in an appropriate location, information regarding outstanding securities as required by Item 10.5 of Form N-2.

Response 2.                     As noted in Response 1 above, the Fund is not unitized but rather maintains records in terms of the dollar amount of each investor's capital account balance and the Fund's aggregate net asset value.  Accordingly, the Fund does not lend itself to the disclosure format called for by Item 10.5 of Form N-2.  The Fund offers only one class of securities—limited liability company interests—and disclosure of the Fund's recently computed aggregate net asset value appears on the prospectus cover page and under the caption entitled "Prospectus Summary—The Offering."  For examples of other similar funds providing similar disclosure, please see Arden Sage Multi-Strategy Fund, L.L.C. (333-177737), Aetos Capital Distressed Investment Strategies Fund, LLC (333-194893) and Lazard Alternative Strategies 1099 Fund (333-175797).

Cover Pages

Comment 3.                       In the table, please add a separate column to show the offering price, sales load and proceeds to registrant on a per share basis.  See Item 1.1.g of Form N-2.

Response 3.                      As noted in Response 1 above, the Fund is not unitized but rather maintains records in terms of the dollar amount of each investor's capital account balance and the Fund's aggregate net asset value.  Accordingly, the Fund does not lend itself to the disclosure format called for by Item 1.1.g of Form N-2.

Comment 4.                       Under "Investment Portfolio," please also refer to the Investment Funds described therein as "hedge funds."

Response 4.                      The disclosure has been revised as follows:  "Investment Managers generally conduct their investment programs through unregistered investment vehicles, such as hedge funds, ~~which~~ that have investors~~,~~ other than the Fund, and in other registered investment companies (collectively, the 'Investment Funds')."

Summary of Fund Expenses

Comment 5.                       Please include a completed fee table and example for our review in the next pre-effective amendment for the Registration Statement.

Response 5.                      A completed fee table and example are included in the Amendment.

Risk Factors—Employing a "Fund of Funds" Strategy Involves Risks Not Present in Direct Investment Programs

Comment 6.                    The last sentence of the second paragraph states that the Fund may suspend the calculation of its net asset value under certain conditions.  To amplify the disclosure, please disclose how the board of directors is involved in a decision to suspend the calculation of net asset value and please describe the "certain conditions" when the net asset value calculation may be suspended.

Response 6.                      The disclosure has been revised as follows:  "The Fund may suspend the calculation of its net asset value ~~under certain conditions~~ during periods when an emergency exists as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, and at any other time determined by the Board."

                                         Please note that unlike mutual funds, the Fund is required to calculate net asset value only twice per year—in connection with the issuance of unaudited semi-annual financial statements and in connection with the issuance of audited annual financial statements.  Beyond this regulatory requirement, the Fund also calculates its net asset value periodically in connection with its acceptance of subscriptions, if any, and in connection with any repurchases of Interests pursuant to tender offers conducted at the discretion of the Fund's Board of Directors.  The Fund may choose at any time to suspend the sale or purchase of Interests.
Use of Proceeds

Comment 7.                       The first sentence states that the Fund will invest the proceeds from the sale of Interests "in accordance with the Fund's investment objective and policies and principal strategies as soon as practicable."  Please disclose with more specificity how long it will take the Fund to invest the proceeds in accordance with its investment objective (e.g., three months).  If the time period is more than three months, please disclose the reason for this delay.  See Item 7.2 of Form N-2 and Guide 1 to Form N-2.

Response 7.                      It is respectfully requested that the comment be waived.  Item 7 of Form N-2 requires, in part, that a registrant disclose how long it is expected to take to fully invest the net proceeds of the offering in accordance with the registrant's investment objectives and policies.  The Fund is continuously offered and, unlike a traditional, underwritten closed-end fund that completes its offering and promptly invests its cash, the Fund constantly raises funds from the sale of Interests and manages its cash position to make investments, pay expenses and pay withdrawing investors.  The Fund, in this respect, is more akin to a mutual fund, and we note that Form N-1A does not have a comparable item.

           Please be advised that this comment previously has been raised by the Staff in connection with prior Registration Statements or post-effective amendments to Registration Statements of the Fund and other sister funds, and in each case the foregoing explanation resolved the issue satisfactorily and the disclosure remained as originally filed.  The comment was raised most recently in connection with the Staff's review of the Registration Statement of O'Connor Fund of Funds: Masters.  I refer you to correspondences from the undersigned to you dated August 19, 2013 and September 10, 2013.

           We also note that other continuously offered closed-end funds do not give a specific time frame for the investment of proceeds—see, for example, Aetos Capital Distressed Investment Strategies Fund, LLC (333-194893, Arden Sage Multi-Strategy Fund, L.L.C. (333-177737), Blackstone Alternative Alpha Fund (333-193323) and Ironwood Multi-Strategy Fund LLC (333-190034).

Management of the Fund—Portfolio Managers

Comment 8.                      The first sentence states that the Fund is managed by a portfolio management team that is responsible for certain tasks regarding portfolio management.  Please insert the word "primarily" before "responsible" to meet the definition of a portfolio manager found in Item 9.1.c of Form N-2.  Also, if the portfolio managers are "jointly" responsible for the described tasks, please add the word "jointly" in addition to the word "primarily" before "responsible."

Response 8.                     The disclosure has been revised as follows:  "The Fund is managed by a portfolio management team that is jointly and primarily responsible for the selection of the Fund's investments...."

Redemptions, Repurchases of Interests and Transfers—Payment

Comment 9.                      The fifth paragraph states that the Fund "may allocate to tendering investors withdrawal or similar charges imposed by Investment Funds if the Adviser determined to withdraw from the Investment Fund as a result of a tender and such a charge was imposed on the Fund."  Please add a line item to the fee table under "Summary of Fund Expenses" to reflect such charges and include the estimated amount of the charges.  See Item 3 of Form N-2.

Response 9.                     The allocation to a tendering investor of any withdrawal or similar charge imposed by an Investment Fund is not in the nature of a sales charge by a Fund and would only be made if necessary to protect the interests of non-tendering investors.  Furthermore, the likelihood that any Fund would make such an allocation is remote and, in any event, the amount (including the "maximum amount") of any such charge cannot be predicted or estimated.

           We have added the following footnote to the Maximum Redemption Fee line item in the Fund's fee table:

           While the Fund does not impose any charges on a repurchase of Interests in the Fund, it may allocate to tendering investors withdrawal or similar charges imposed by Investment Funds if the Adviser determines to withdraw from the Investment Fund as a result of a tender and such a charge was imposed on the Fund.

STATEMENT OF ADDITIONAL INFORMATION

Comment 10.                        Please add the disclosure required by Items 19.1 and 19.2 of Form N-2 regarding control persons and principal holders of securities, if applicable.

Response 10.                      We are advised by the Fund that no person controls the Fund or owns five percent or more of its Interests.  We believe, therefore, that no additional disclosure is required.

COMMENTS SPECIFIC TO A&Q ALTERNATIVE FIXED-INCOME STRATEGIES FUND LLC

PROSPECTUS

Cover Page

Comment 11.                     Please revise the fourth sentence under "Investment Portfolio" to state that the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in Investment Funds that invest substantially all of their assets in fixed-income securities.  See Rule 35d-1(a)(2)(i) under the 1940 Act.

Response 11.                    It is respectfully requested that the comment be waived.  This matter was discussed at length in December 2013 with Messrs. Michael Shaffer and John M. Ganley of the Staff, in connection with comments of the Staff relating to Amendment No. 5 to the Fund's Registration Statement, filed on November 8, 2013.  In response to the Staff's comment that, consistent with the use of the term "fixed-income" in the Fund's name, the Fund "disclose a policy of investing at least 80% in fixed-income securities or strategies," we crafted the following 80% test:  "The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in Investment Funds that employ primarily fixed-income strategies."

           In light of the structure of the Fund as a fund-of-funds, we cannot say with absolute certainty that the Investment Funds at all times invest substantially all of their assets in fixed-income securities.  Furthermore, as disclosed under the captions "Prospectus Summary—Investment Program" and "Investment Program—Investment Strategies," in certain cases, an Investment Fund's investment in a debt security could convert into equity.  The Fund invests in the Investment Funds based on their stated policies of employing primarily the fixed-income strategies disclosed under the captions "Prospectus Summary—Investment Program" and "Investment Program."

Prospectus Summary—Risk Factors

Comment 12.                       In the seventh bullet point, please define the term "Obligations."

Response 12.                      Please note that the term "obligation" is defined in the third paragraph under the caption "Prospectus Summary—Investment Program."

Summary of Fund Expenses

Comment 13.                        Please reformat the asterisked footnote to the Example that excludes sales loads so that it will not be confused with the presentation of the Example required by Item 3 of Form N-2.

Response 13.                      The asterisked footnote to the Example has been reformatted so as to not be confused with the presentation of the Example required by Item 3 of Form N-2.  Please see Post-Effective Amendment No. 4 to the Fund's Registration Statement (333-172907) as an illustration of the manner in which the Examples previously were formatted.

*     *     *     *     *     *     *     *

In addition to the foregoing changes, the Amendment formally incorporates the Fund's audited financial statements for the fiscal year ended December 31, 2013 and summary financial highlights derived therefrom.  A consent from the Fund's auditor, Ernst & Young LLP, is included as an exhibit to the Amendment.  The Amendment also includes certain other updating of Fund financial information, numerical data and disclosure clarifications.

Please be advised that concurrent with the filing of the Amendment, the following additional items are being submitted:

1.           A separate letter from the Fund in which the Fund acknowledges that:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

2.	Requests on behalf of the Fund and UBS Financial Services Inc. seeking acceleration of the effectiveness of the Amendment to Thursday, May 1, 2014, or as soon thereafter as practicable.

We hope the Staff finds this letter and the revisions in the prospectus and SAI responsive to the Staff's comments.  Should you have any questions or comments, please feel free to contact me at 212.806.6274 (bgreen@stroock.com) or Gary L. Granik of this office at 212.806.5790 (ggranik@stroock.com).

Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc:  Gary L. Granik

A&Q ALTERNATIVE FIXED-INCOME STRATEGIES FUND LLC
c/o UBS Alternative and Quantitative Investments LLC
677 Washington Boulevard
Stamford, Connecticut 06901

April 29, 2014

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Attention:  Ms. Anu Dubey

Re:           A&Q Alternative Fixed-Income Strategies Fund LLC
(formerly, O'Connor Fund of Funds: Alternative Fixed-Income Strategies LLC) (the "Fund")
Pre-Effective Amendment No. 1 to Form N-2 Registration Statement
(File Nos. 333-194092; 811-21117)

Ladies and Gentlemen:

Pursuant to Rule 461 promulgated under the Securities Act of 1933, as amended, the Fund hereby requests acceleration of the effective date of the above-referenced Amendment to the Fund's Registration Statement on Form N-2 to May 1, 2014, or as soon thereafter as practicable.

Very truly yours,

A&Q ALTERNATIVE FIXED-INCOME STRATEGIES FUND LLC

By:           /s/ Dylan Germishuys
Name:  Dylan Germishuys
Title:    Authorized Person

UBS FINANCIAL SERVICES INC.
1285 Avenue of the Americas
New York, New York 10019

April 29, 2014

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549
Attention:  Ms. Anu Dubey

Re:           A&Q Alternative Fixed-Income Strategies Fund LLC
(formerly, O'Connor Fund of Funds: Alternative Fixed-Income Strategies LLC) (the "Fund")
Pre-Effective Amendment No. 1 to Form N-2 Registration Statement
(File Nos. 333-194092; 811-21117)

Ladies and Gentlemen:

Pursuant to Rule 461 under the Securities Act of 1933, as amended, UBS Financial Services Inc., as underwriter, hereby joins the Fund in requesting that the effective date of the above-referenced Amendment to the Fund's Registration Statement be accelerated so that it will be declared effective on May 1, 2014, or as soon thereafter as practicable.

Securities of the Fund are being sold on a best efforts basis.  No preliminary prospectuses have been or will be distributed before the date of effectiveness of the above-referenced Amendment to the Fund's Registration Statement.  Prospective investors will receive final prospectuses.

Sincerely,

UBS FINANCIAL SERVICES INC.

By:           /s/ Anna Gindes
Name:  Anna Gindes
Title:    Authorized Person

A&Q ALTERNATIVE FIXED-INCOME STRATEGIES FUND LLC
c/o UBS Alternative and Quantitative Investments LLC
677 Washington Boulevard
Stamford, Connecticut 06901

April 29, 2014

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Ms. Anu Dubey

Re:	A&Q Alternative Fixed-Income Strategies Fund LLC
(formerly, O'Connor Fund of Funds: Alternative Fixed-Income Strategies LLC) (the "Fund")
File Nos. 333-194092; 811-21117

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), and in connection with a request for acceleration by the Fund of Pre-Effective Amendment No. 1 to its Registration Statement on Form N-2, File No. 333-194092, the undersigned Fund acknowledges the following:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Fund may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

A&Q ALTERNATIVE FIXED-INCOME STRATEGIES FUND LLC

By:           /s/ Dylan Germishuys
Name:  Dylan Germishuys
Title:    Authorized Person